Impact of COVID-19	6 Months Ended
Apr. 30, 2021
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Impact of COVID-19
Note 2.    Impact of
COVID-19
Although global economic activity has accelerated this year, the
COVID-19
pandemic continues to have a significant adverse impact on the extent of that rebound. Continuing uncertainty related to economic growth and unemployment in Canada, the U.S. and other regions where we operate will ultimately only be resolved when the rollout of vaccination programs is near completion and is proven to be effective against new variants. As a result, we continue to operate in an uncertain macroeconomic environment.
Impact on estimates and assumptions
As disclosed in our 2020 Annual Report, the preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, allowance for credit losses, the evaluation of whether to consolidate structured entities, asset impairment, income taxes, provisions and contingent liabilities, post-employment and other long-term benefit plan assumptions and valuation of self-managed loyalty points programs.
Further, the
COVID-19
pandemic continues to give rise to heightened uncertainty as it relates to accounting estimates and assumptions and increases the need to apply judgment in evaluating the economic and market environment and its impact on significant estimates. This particularly impacts estimates and assumptions relating to the allowance for credit losses.
During the six months ended April 30, 2021, improvements in our economic outlook resulted in a relatively moderate reduction in our stage 1 and stage 2 performing expected credit losses (ECLs). Significant judgment was inherent in the forecasting of forward-looking information, including with regard to our base case assumption that the vaccinations programs will continue on a mass scale in many countries over the spring and summer and that the vaccinations will be able to effectively respond to the emerging variants, allowing for stronger global recovery in the latter half of the year.
Changes in the judgments and estimates related to IFRS 9 can have a significant impact on the level of ECL allowance recognized and the period-over-period volatility of the provision for credit losses. Actual results could differ from these estimates and assumptions. See Note 6 to our consolidated financial statements in our 2020 Annual Report, and Note 6 to our interim consolidated financial statements for more information concerning the high level of judgment inherent in the estimation of ECL allowance, including the impact of
COVID-19.